UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22427

Investment Company Act File Number

MSAR Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

MSAR Completion Portfolio

January 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 6.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M2, 5.011%, (1 mo. USD LIBOR + 3.45%), 10/25/29(1)	$1,050	$1,148,804
Series 2017-DNA3, Class M2, 4.061%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	100	103,709
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 5.811%, (1 mo. USD LIBOR + 4.25%), 1/25/29(1)	550	621,941
Series 2017-C03, Class 1M2, 4.561%, (1 mo. USD LIBOR + 3.00%), 10/25/29(1)	500	530,344

Total Collateralized Mortgage Obligations (identified cost $2,270,593)		$2,404,798

Commercial Mortgage-Backed Securities — 4.2%

Security	Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class C, 4.446%, 11/15/47(2)	$400	$400,994
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	479	479,336
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 2.26%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)	500	501,159
Motel 6 Trust
Series 2017-MTL6, Class C, 2.96%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	198	198,904

Total Commercial Mortgage-Backed Securities (identified cost $1,570,212)		$1,580,393

Asset-Backed Securities — 16.5%

Security	Principal Amount (000’s omitted)	Value
Automotive — 5.1%
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A, 1.34%, 4/8/20	$183	$182,504
Series 2017-2, Class A2A, 1.65%, 9/18/20	115	114,369
BMW Vehicle Lease Trust
Series 2016-2, Class A2, 1.23%, 1/22/19	146	146,028
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	143	142,946
First Investors Auto Owner Trust
Series 2016-1A, Class A1, 1.92%, 5/15/20(3)	41	41,188
Series 2016-2A, Class A1, 1.53%, 11/16/20(3)	80	80,248
Ford Credit Auto Owner Trust
Series 2017-A, Class A3, 1.67%, 6/15/21	35	34,706

Security	Principal Amount (000’s omitted)	Value
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A2, 1.15%, 1/15/19	$153	$153,093
Santander Drive Auto Receivables Trust
Series 2016-3, Class A2, 1.34%, 11/15/19	197	196,560
Series 2017-2, Class A2, 1.60%, 3/16/20	334	333,230
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A2A, 1.284%, 11/26/18(3)	40	40,122
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(3)	368	366,085
World Omni Auto Receivables Trust
Series 2016-B, Class A2, 1.10%, 1/15/20	120	119,942

		$1,951,021

Other — 8.8%
Conn Funding II, L.P.
Series 2017-B, Class A, 2.73%, 7/15/20(3)	$142	$141,657
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A, 2.42%, 9/15/23(3)	320	319,919
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(3)	267	266,033
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(3)	146	146,370
Dell Equipment Finance Trust
Series 2016-1, Class A2, 1.43%, 9/24/18(3)	68	68,449
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(3)	140	140,156
NextGear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(3)	750	750,780
Series 2017-2A, Class A2, 2.56%, 10/17/22(3)	100	99,429
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A, 3.193%, 1/25/23(3)	400	399,948
Prosper Marketplace Issuance Trust
Series 2017-1A, Class B, 3.65%, 6/15/23(3)	300	302,538
Series 2017-3A, Class A, 2.36%, 11/15/23(3)	192	191,495
Wendys Funding, LLC
Series 2015-1A, Class A2II, 4.08%, 6/15/45(3)	489	499,934

		$3,326,708

Single Family Home Rental — 2.6%
Colony American Homes
Series 2014-1A, Class C, 3.41%, (1 mo. USD LIBOR + 1.85%), 5/17/31(1)(3)	$250	$250,988
Series 2014-1A, Class D, 3.71%, (1 mo. USD LIBOR + 2.15%), 5/17/31(1)(3)	352	353,398
Invitation Homes Trust
Series 2017-SFR2, Class B, 2.706%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(3)	370	373,026

		$977,412

Total Asset-Backed Securities (identified cost $6,245,754)		$6,255,141

Foreign Government Bonds — 11.4%

Security	Principal Amount (000’s omitted)		Value
Japan — 11.4%
Japan Government CPI Linked Bond, 0.10%, 3/10/27(4)	JPY	443,828	$4,306,559

Total Japan			$4,306,559

Total Foreign Government Bonds (identified cost $4,097,850)			$4,306,559

Corporate Bonds & Notes — 2.2%

Security	Principal Amount (000’s omitted)		Value
Utilities — 2.2%
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20		$855	$843,183

Total Corporate Bonds & Notes (identified cost $854,582)			$843,183

Exchange-Traded Funds — 2.2%

Security	Shares		Value
Commodity Funds — 2.2%
iShares Gold Trust(5)		63,284	$817,629

Total Exchange-Traded Funds (identified cost $755,306)			$817,629

U.S. Treasury Obligations — 31.9%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/27(6)(7)		$6,454	$6,336,631
U.S. Treasury Note, 1.00%, 5/15/18(7)		5,750	5,742,291

Total U.S. Treasury Obligations (identified cost $12,133,141)			$12,078,922

Short-Term Investments — 15.1%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(8)		5,734,959	$5,735,532

Total Short-Term Investments (identified cost $5,735,304)			$5,735,532

Value
Total Purchased Options — 0.3% (identified cost $93,888)	$114,741

Total Investments — 90.1% (identified cost $33,756,630)	$34,136,898

Total Written Options — (0.1)% (premiums received $19,886)	$(23,750)

Other Assets, Less Liabilities — 10.0%	$3,791,262

Net Assets — 100.0%	$37,904,410

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $5,531,826 or 14.6% of the Portfolio’s net assets.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Non-income producing security.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $62,568.

Call Options Purchased — 0.2%

Exchange-Traded Options — 0.2%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Russell 2000 Index	4	$629,993	$1,600	3/16/18	$9,080
S&P 500 Index	3	847,143	2,900	4/30/18	9,300
SPDR Gold Shares	70	893,550	123	3/16/18	37,800
U.S. Long Treasury Bond Futures 6/2018	23	3,375,969	153	5/25/18	14,375

Total					$70,555

Put Options Purchased — 0.1%

Exchange-Traded Options — 0.1%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	10	$2,823,810	$2,700	5/31/18	$43,450
SPDR Gold Shares	64	816,960	117	3/16/18	736

Total					$44,186

Put Options Written — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	10	$2,823,810	$2,550	5/31/18	$(23,750)

Total					$(23,750)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,258,505	JPY	471,170,788	Bank of America, N.A.	2/28/18	$—	$(63,413)

						$—	$(63,413)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ 100 Index	7	Short	Mar-18	$(971,810)	$(81,567)
E-mini S&P 500 Index	7	Short	Mar-18	(988,575)	(59,744)
MSCI EAFE Index	41	Short	Mar-18	(4,407,705)	(273,774)
MSCI Emerging Markets Index	46	Short	Mar-18	(2,868,790)	(283,931)
Nikkei 225 Index	12	Long	Mar-18	2,549,117	58,185
STOXX Europe 600 Index	80	Long	Mar-18	1,958,650	38,121
Interest Rate Futures
Japan 10-Year Bond	4	Short	Mar-18	(5,502,245)	24,871
U.S. 5-Year Treasury Note	43	Short	Mar-18	(4,937,946)	73,532
U.S. 10-Year Treasury Note	1	Short	Mar-18	(121,640)	2,765
U.S. Ultra 10-Year Treasury Note	54	Short	Mar-18	(7,027,594)	190,231
U.S. Ultra-Long Treasury Bond	7	Long	Mar-18	1,125,906	(29,324)

					$(340,635)

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

STOXX Europe 600 Index: Represents large, mid and small capitalization companies across 17 countries of the European region.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Depreciation
Bank of America, N.A.	$2,033	Pays	S&P 500 Total Return Index(1) (pays upon termination)	Receives	1-month USD LIBOR-BBA plus 0.37% (pays monthly)	4/5/18	$(59,172)
Bank of America, N.A.	2,442	Pays	S&P 500 Total Return Index(1) (pays upon termination)	Receives	1-month USD LIBOR-BBA plus 0.35% (pays monthly)	5/9/18	(62,572)
Societe Generale	4,000	Receives	SGI Smart Market Neutral Commodity 2 Index(1)(2) (pays upon termination)	Pays	0.65% (pays monthly)	10/3/18	(2,022)
Societe Generale	2,200	Receives	SGI US Delta Cap Mean Reversion Index(1)(3) (pays upon termination)	Pays	0.50% (pays monthly)	10/3/18	(861)

							$(124,627)

(1)	Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

(2)	Represents a custom index created by Societe Generale. Through the underlying commodity indices, the index follows a long/short, market-neutral investment strategy which tracks a deemed long position and a deemed short position in various commodity indices. The index targets a volatility of 6% and may adjust leverage daily in an attempt to meet this target. The components of the custom index as of January 31, 2018 are as follows:

Description	Number of Contracts	Value	Percentage
Long Futures Contracts:
Brent Crude Oil February 2018	33	$2,265,086	56.6%
Cocoa May 2018	2	46,019	1.2
Coffee May 2018	3	120,289	3.0
Corn July 2018	37	701,289	17.5
Cotton No. 2 May 2018	6	231,853	5.8
Feeder Cattle May 2018	3	183,363	4.6
Hard Red Winter Wheat December 2018	7	182,410	4.6
Lean Hogs August 2018	11	373,968	9.3
Live Cattle June 2018	12	559,202	14.0
LME Copper April 2018	3	489,418	12.2
LME Lead April 2018	1	90,782	2.3
LME Nickel February 2018	1	81,426	2.0
LME Primary Aluminum April 2018	7	388,863	9.7
LME Zinc May 2018	2	153,106	3.8
Low Sulphur Gasoil May 2018	10	612,276	15.3
Natural Gas April 2018	13	365,895	9.1
NY Harbor ULSD November 2018	6	500,257	12.5
RBOB Gasoline April 2018	7	608,017	15.2
Soybean May 2018	10	506,721	12.7

Description	Number of Contracts	Value	Percentage
Sugar No. 11 April 2018	17	$251,146	6.3%
Wheat December 2018	19	480,127	12.0
WTI Crude Oil April 2018	51	3,265,576	81.6

Short Futures Contracts:
Brent Crude Oil February 2018	(33)	(2,270,678)	(56.8)
Cocoa March 2018	(2)	(46,845)	(1.2)
Coffee March 2018	(3)	(121,577)	(3.0)
Corn March 2018	(38)	(692,309)	(17.3)
Cotton No. 2 March 2018	(6)	(235,565)	(5.9)
Feeder Cattle March 2018	(3)	(187,769)	(4.7)
Hard Red Winter Wheat March 2018	(7)	(165,514)	(4.1)
Lean Hogs April 2018	(12)	(337,296)	(8.4)
Live Cattle April 2018	(13)	(615,393)	(15.4)
LME Copper March 2018	(3)	(488,593)	(12.2)
LME Lead March 2018	(1)	(90,937)	(2.3)
LME Nickel March 2018	(1)	(81,524)	(2.0)
LME Primary Aluminum March 2018	(7)	(388,098)	(9.7)
LME Zinc March 2018	(2)	(153,609)	(3.8)
Low Sulphur Gasoil March 2018	(10)	(619,604)	(15.5)
Natural Gas February 2018	(13)	(384,920)	(9.6)
NY Harbor ULSD February 2018	(6)	(515,513)	(12.9)
RBOB Gasoline February 2018	(7)	(558,010)	(14.0)
Soybean March 2018	(10)	(516,195)	(12.9)
Sugar No. 11 February 2018	(17)	(256,023)	(6.4)
Wheat March 2018	(19)	(437,706)	(10.9)
WTI Crude Oil February 2018	(51)	(3,295,018)	(82.4)

(3)	Represents a custom index created by Societe Generale. The index takes hypothetical long positions in the daily variance and hypothetical short positions in the bi-weekly variance of the S&P 500 Index, while capping its maximum exposure to the underlying S&P 500 Index at an absolute value of 200%. The components of the custom index as of January 31, 2018 are as follows:

Description	Number of Units	Value	Percentage
S&P 500 Index	118	$333,084	15.1%

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

JPY	-	Japanese Yen

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2018 were $4,458,200 or 11.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap contracts, equity index futures contracts and options thereon to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates and security prices.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into interest rate futures contracts and options thereon.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Purchased Options	$38,536	$—
Commodity	Total Return Swaps	—	(2,022)

Total		$38,536	$(2,022)

Equity Price	Financial Futures Contracts*	$96,306	$(699,016)
Equity Price	Purchased Options	61,830	—
Equity Price	Total Return Swaps	—	(122,605)
Equity Price	Written Options	—	(23,750)

Total		$158,136	$(845,371)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—	$(63,413)

Total		$—	$(63,413)

Interest Rate	Financial Futures Contracts*	$291,399	$(29,324)
Interest Rate	Purchased Options	14,375	—

Total		$305,774	$(29,324)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$2,404,798	$—	$2,404,798
Commercial Mortgage-Backed Securities	—	1,580,393	—	1,580,393
Asset-Backed Securities	—	6,255,141	—	6,255,141
Foreign Government Bonds	—	4,306,559	—	4,306,559
Corporate Bonds & Notes	—	843,183	—	843,183
Exchange-Traded Funds	817,629	—	—	817,629
U.S. Treasury Obligations	—	12,078,922	—	12,078,922
Short-Term Investments	—	5,735,532	—	5,735,532
Call Options Purchased	70,555	—	—	70,555
Put Options Purchased	44,186	—	—	44,186
Total Investments	$932,370	$33,204,528	$—	$34,136,898
Futures Contracts	$291,399	$96,306	$—	$387,705
Total	$1,223,769	$33,300,834	$—	$34,524,603

Liability Description
Put Options Written	$(23,750)	$—	$—	$(23,750)
Forward Foreign Currency Exchange Contracts	—	(63,413)	—	(63,413)
Futures Contracts	(728,340)	—	—	(728,340)
Swap Contracts	—	(124,627)	—	(124,627)
Total	$(752,090)	$(188,040)	$—	$(940,130)

The Portfolio held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018